Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table presents the balances of goodwill as of December 31, 2018 and 2017 (in thousands).

Goodwill
Balance as of January 1, 2017	$97,453
Acquisitions	16,914
Foreign currency remeasurement	(205)
Balance as of December 31, 2017	114,162
Measurement period adjustment	1,773
Foreign currency remeasurement	143
Balance as of December 31, 2018	$116,078

Schedule of Identified Intangible Assets by Major Class

The following table provides the details of identified intangible assets, by major class, for the periods indicated (in thousands):

		December 31, 2018			December 31, 2017
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Intangible assets subject to amortization:
Intellectual property	20	$114,411	$(18,115)	$96,296	$114,411	$(12,395)	$102,016
Trade names	10 - 20	83,358	(13,182)	70,176	83,468	(9,375)	74,093
Customer relationships	10 - 20	68,891	(11,053)	57,838	68,060	(7,268)	60,792
Licensor relationships	10 - 20	11,122	(1,790)	9,332	13,908	(341)	13,567
Supplier relationships	2	304	(301)	3	322	(141)	181
Total		$278,086	$(44,441)	$233,645	$280,169	$(29,520)	$250,649

Schedule of Future Five Year Amortization of Intangible Assets	The future five-year amortization of intangibles subject to amortization at December 31, 2018 was as follows (in thousands):
Amortization
2019	$14,848
2020	14,836
2021	14,836
2022	14,836
2023	14,836
Thereafter	159,453
Total	$233,645